CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Treasury Stock	Noncontrolling Interest	Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 1,138.9	$ 0.7	$ 1,163.5	$ 204.0	$ (543.3)	$ (1.4)	$ 315.4
Balance (in shares) at Dec. 31, 2008		74,061				94
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	1.0		1.0
Issuance of common stock (in shares)		104
Deferred compensation	4.7		4.7
Change in estimate of fair value of assets contributed to the Titanium Dioxide Pigments venture	(16.5)						(16.5)
Other comprehensive (loss) income, net of tax	(4.6)			0.5			(5.1)	(4.6)
Net income (loss)	17.3				21.1		(3.8)	17.3
Balance at Dec. 31, 2009	1,140.8	0.7	1,169.2	204.5	(522.2)	(1.4)	290.0
Balance (in shares) at Dec. 31, 2009		74,165				94
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	26.3	0.1	26.2
Issuance of common stock (in shares)		1,732
Deferred compensation	7.2		7.2
Other comprehensive (loss) income, net of tax	(81.5)			(71.8)			(9.7)	(81.5)
Net income (loss)	248.5				239.4		9.1	248.5
Balance at Dec. 31, 2010	1,341.3	0.8	1,202.6	132.7	(282.8)	(1.4)	289.4
Balance (in shares) at Dec. 31, 2010		75,897				94
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	14.6		14.6
Issuance of common stock (in shares)		1,039
Deferred compensation	5.0		5.0
Dividend declared to noncontrolling shareholder	(0.2)						(0.2)
Distribution to noncontrolling shareholder	(19.4)						(19.4)
Other comprehensive (loss) income, net of tax	(134.8)			(122.6)			(12.2)	(134.8)
Net income (loss)	451.9				411.3		40.6	451.9
Balance at Dec. 31, 2011	$ 1,658.4	$ 0.8	$ 1,222.2	$ 10.1	$ 128.5	$ (1.4)	$ 298.2
Balance (in shares) at Dec. 31, 2011		76,936				94